Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 2,916,476	$ 2,354,169	$ 129,152
Marketable securities - available for sale securities	6,250	12,500
Prepaid expenses	30,666	40,333
Assets of discontinued operations - current portion	53,395	82,145	20,000
Total current assets	3,006,787	2,489,147	149,152
Other assets:
Property and equipment, net	9,722
Intangible assets, net	474,605	492,152
Assets of discontinued operations - long term portion	230,088	1,035,570	3,500
Total other assets	714,415	1,527,722	3,500
Total Assets	3,721,202	4,016,869	152,652
Current liabilities:
Accounts payable and accrued expenses	153,169	57,158	4,000
Notes payable - related party			152,974
Advances payable			100,000
Liabilities of discontinued operations	30,664	30,664
Total liabilities	183,833	87,822	256,974
Stockholders' Equity (deficit):
Preferred stock, $.0001 par value, 50,000,000 shares authorized: none issued and outstanding	4,555
Common stock, ($.0001 par value; 200,000,000 shares authorized; 45,546,345 and 10,000,000 issued and outstanding at December 31, 2012 and 2011	11,192,230	4,555	1,000
Additional paid-in capital	(6,250)	10,972,122	4,000
Deficits accumulated during the development stage	(7,642,670)	(7,037,134)	(109,322)
Total Marathon Patent Group, Inc. equity (deficit)	3,547,865	3,939,543	(104,322)
Non-controlling interest in subsidiary	(10,496)	(10,496)
Total stockholders' equity (deficit)	3,537,369	3,929,047	(104,322)
Total liabilities and stockholders' equity (deficit)	$ 3,721,202	$ 4,016,869	$ 152,652